UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:

   /s/Daniel Lewis               New York, NY               August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $1,141,644
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name
----       -------------------       ------------------------------
1.             028-12817             Orange Capital Master I, Ltd.

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

                                           FORM 13F INFORMATION TABLE
                                               ORANGE CAPITAL, LLC
                                                  JUNE 30, 2011


COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
AK STL HLDG CORP             COM            001547108    16,912  1,073,100  SH        DEFINED        1       1,073,100
AMERICAN TOWER CORP          CL A           029912201    26,165    500,000  SH        DEFINED        1         500,000
CACI INTL INC                CL A           127190304    58,802    932,175  SH        DEFINED        1         932,175
CROWN CASTLE INTL CORP       COM            228227104     2,040     50,000  SH        DEFINED        1          50,000
E TRADE FINANCIAL CORP       COM NEW        269246401    42,739  3,097,000  SH        DEFINED        1       3,097,000
EL PASO CORP                 COM            28336L109    34,966  1,730,969  SH        DEFINED        1       1,730,969
FORD MTR CO DEL              COM PAR $0.01  345370860    25,787  1,870,000  SH        DEFINED        1       1,870,000
IRON MTN INC                 COM            462846106    47,822  1,402,829  SH        DEFINED        1       1,402,829
LEXINGTON REALTY TRUST       COM            529043101    60,615  6,639,150  SH        DEFINED        1       6,639,150
NEWELL RUBBERMAID INC        COM            651229106    55,676  3,528,249  SH        DEFINED        1       3,528,249
NUCOR CORP                   COM            670346105    18,549    450,000  SH        DEFINED        1         450,000
SBA COMMUNICATIONS CORP      COM            78388J106     5,606    146,800  SH        DEFINED        1         146,800
SUNOCO INC                   COM            86764P109    29,741    713,032  SH        DEFINED        1         713,032
UNITED STATES STL CORP NEW   COM            912909108    36,832    800,000  SH        DEFINED        1         800,000
SPDR GOLD TRUST              GOLD SHS       78463V107    58,392    400,000  SH        DEFINED        1         400,000
ISHARES TR                   RUSSELL 2000   464287655   414,000  5,000,000      PUT   DEFINED        1       5,000,000
ISHARES TR                   RUSSELL 2000   464287655   207,000  2,500,000      PUT   DEFINED        1       2,500,000




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